Sep. 30, 2016
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Emerging Markets Equity Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated April 10, 2017 to the

Statutory Prospectus for

Class A, Class C, Class R, Class T, Class R6, Institutional Class, Administrative Class and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2017

Disclosure Relating to AllianzGI Best Styles Emerging Markets Equity Fund

(the “Fund”)

Effective as of the date hereof, additional sales charge reduction and waiver categories will be added to Class A and Class C shares of the Fund for purchases through a specific intermediary. The Fund’s prospectus is hereby revised to include a new Appendix A, as set forth below. This supplement also adds additional disclosure to the Fund’s prospectus regarding preexisting sales charge waivers.

I.	The first paragraph of the “Fees and Expenses of the Fund” section of the Fund Summary is deleted in its entirety and replaced with the following.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).